ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 280,319	$ 322,779
Refund liabilities	40,909	61,346
Accrued operating expenses	36,875	66,214
Income tax payable	46,917	49,257
Other taxes payable	11,541	9,635
Professional service fee payable	3,398	3,617
Others	26,752	45,870
Accrued expenses and other current liabilities	$ 446,711	$ 558,718